Trade, other payables and accrued liabilities	12 Months Ended
Aug. 31, 2021
Trade, other payables and accrued liabilities

15. Trade, other payables and accrued liabilities

Trade and other payables of the Company are principally comprised of amounts outstanding for trade purchases relating to exploration activities and payroll liabilities. The usual credit period taken for trade purchases is between 30 to 90 days.

The following is an aged analysis of the trade, other payables and accrued liabilities:

	August 31, 2021	August 31, 2020	September 1, 2019
Less than 1 month	$2,161	$2,353	$638
1 to 3 months	119	518	307
Over 3 months	2,983	2,079	3,792
Total Trade, Other Payables and Accrued Liabilities	$5,263	$4,950	$4,737